Related party transactions (Details Narrative)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020 USD ($)
Proceeds from sale of long-term investment | $			$ 148,000
ZHEJIANG TIANLAN
Investment	¥ 4,469,000	¥ 4,399,000
ZHEJIANG TIANLAN | Engineering Service
Investment	0
Remuneration	¥ 1,878,000	¥ 1,083,000